Commitments and Contingencies	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
NOTE 11 – COMMITMENTS AND CONTINGENCIES
Operating Leases
The Company leases
various office spaces under non-cancellable operating leases expiring through 2029. Rent expense for years ended December 31, 2021, 2020 and 2019 was $
2.7
million,
$2.5
 million, and $2.3
 million, respectively.
The future minimum lease payments under operating leases as of December 31, 2021 for the next five years is as follows:

(in ‘000)	Amount
2022	$2,924
2023	1,904
2024	1,495
2025	1,170
2026	958
Thereafter	3,412

Total	$11,863

Capital Leases
The Company has capital lease obligations in the Netherlands for hardware and software leases.
The future minimum lease payments under capital leases as of December 31, 2021 for the next five years is as follows:

(in ‘000)	Amount
2022	$207
2023	143
2024	119
2025	26
2026	—

Total minimum lease payments	$495
Interest expense	(40)

Total	$455

Off-Balance-Sheet
Credit Exposures
The Company has standby letters of credit and bank guarantees of
$0.4
 million as of December 31, 2021 and 2020, respectively. These contingent liabilities are secured by highly liquid instruments included in restricted cash.
Purchase Obligations
The Company has vendor commitments primarily relating to carrier and open purchase obligations that the Company incurs in the ordinary course of business. As of December 31, 2021, the purchase commitments were as follows:

(in ‘000)	Amount
2022	$21,144
2023	9,446
2024	1,245
2025	1,245
2026	—
Thereafter	—

Total	$33,080

Legal Proceedings
From time to time, the Company is involved in litigation arising out of the ordinary course of our business. There are no material legal proceedings, other than ordinary routine litigation incidental to the business, to which the Company or any of the Company’s subsidiaries are a party or of which any of the Company or the Company’s subsidiaries’ property is subject.